Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 08, 2018	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Transaction and processing fees	$ 2,336,479	$ 2,576,284		$ 10,177,931	$ 8,863,008	[1]
Merchant equipment sales and other	20,262	8,410		88,797	35,756	[1]
Other revenue from monthly recurring subscriptions	257,252	6,200		24,796	121,112	[1]
Total revenue	2,613,993	2,590,894		10,291,524	9,019,876	[1]
Operating expenses:
Processing and servicing costs, excluding merchant portfolio amortization	1,720,413	1,718,098		6,723,666	5,992,619	[1]
Amortization expense	203,214	227,647	$ 90,739	812,857	541,904	[1]
Salaries and wages	400,188	434,793		1,490,762	1,401,192	[1]
Outside commissions	41,435	40,869		115,584	181,510	[1]
General and administrative expenses	473,932	273,022		1,417,518	1,435,717	[1]
Total operating expenses	2,839,182	2,694,429		10,560,387	9,552,942	[1]
(Loss) income from operations	(225,189)	(103,535)		(268,863)	(533,066)	[1]
Other Income (Expense):
Interest expense	(216,125)	(213,750)		(866,875)	(800,467)	[1]
Interest expense, related party	(101,316)	(90,204)		(382,279)	(82,849)
Gain from settlement				172,390		[1]
Gain on settlement of payables					16,039	[1]
Other income	423	544		2,215	6,799	[1]
Total other expense	(317,018)	(303,410)		(1,074,549)	(860,478)	[1]
Net Loss	$ (542,207)	$ (406,945)		$ (1,343,412)	$ (1,393,544)	[1]
Net loss per share, basic and diluted	$ (0.10)	$ (0.08)		$ (0.25)	$ (0.26)	[1]
Weighted average shares outstanding, basic and diluted	5,471,606	5,414,127		5,452,626	5,411,446	[1]
Predecessor
Revenue:
Transaction and processing fees			3,164,949
Merchant equipment sales and other			9,590
Other revenue from monthly recurring subscriptions
Total revenue			3,174,539
Operating expenses:
Processing and servicing costs, excluding merchant portfolio amortization			1,748,141
Amortization expense			90,739
Salaries and wages			374,345
Outside commissions			508,296
General and administrative expenses			367,524
Total operating expenses			3,089,045
(Loss) income from operations			85,494
Other Income (Expense):
Interest expense			(832,564)
Interest expense, related party
Gain from settlement
Gain on settlement of payables
Other income			908
Total other expense			(831,656)
Net Loss			$ (746,162)

[1]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through December 31, 2018 and the net assets acquired from GACP from April 9, 2018 through December 31, 2018.